Reserve for Property-Liability Insurance Claims and Claims Expense	12 Months Ended
Dec. 31, 2018
Reserve for Property-Liability Insurance Claims and Claims Expense
Reserve for Property-Liability Insurance Claims and Claims Expense

Note 8	Reserve for Property and Casualty Insurance Claims and Claims Expense
The Company establishes reserves for claims and claims expense on reported and unreported claims of insured losses. The Company’s reserving process takes into account known facts and interpretations of circumstances and factors including the Company’s experience with similar cases, actual claims paid, historical trends involving claim payment patterns and pending levels of unpaid claims, loss management programs, product mix and contractual terms, changes in law and regulation, judicial decisions, and economic conditions. In the normal course of business, the Company may also supplement its claims processes by utilizing third party adjusters, appraisers, engineers, inspectors, and other professionals and information sources to assess and settle catastrophe and non-catastrophe related claims. The effects of inflation are implicitly considered in the reserving process.
Because reserves are estimates of unpaid portions of losses that have occurred, including incurred but not reported (“IBNR”) losses, the establishment of appropriate reserves, including reserves for catastrophes and reserves for reinsurance and indemnification recoverables, is an inherently uncertain and complex process. The ultimate cost of losses may vary materially from recorded amounts, which are based on management’s best estimates. The highest degree of uncertainty is associated with reserves for losses incurred in the current reporting period as it contains the greatest proportion of losses that have not been reported or settled. The Company regularly updates its reserve estimates as new information becomes available and as events unfold that may affect the resolution of unsettled claims. Changes in prior year reserve estimates, which may be material, are reported in property and casualty insurance claims and claims expense in the Consolidated Statements of Operations in the period such changes are determined.

Rollforward of reserve for property and casualty insurance claims and claims expense
($ in millions)	2018	2017	2016
Balance as of January 1	$26,325	$25,250	$23,869
Less recoverables (1)	(6,471)	(6,184)	(5,892)
Net balance as of January 1	19,854	19,066	17,977
SquareTrade acquisition as of January 3, 2017	—	17	—
Incurred claims and claims expense related to:
Current year	23,033	22,350	22,177
Prior years	(255)	(503)	(17)
Total incurred	22,778	21,847	22,160
Claims and claims expense paid related to:
Current year	(14,877)	(14,112)	(14,161)
Prior years	(7,487)	(6,964)	(6,910)
Total paid	(22,364)	(21,076)	(21,071)
Net balance as of December 31	20,268	19,854	19,066
Plus recoverables	7,155	6,471	6,184
Balance as of December 31	$27,423	$26,325	$25,250
(1) Recoverables comprises reinsurance and indemnification recoverables. See Note 10 for further details.

Reconciliation of total claims and claims expense incurred and paid by coverage	December 31, 2018
($ in millions)	Incurred	Paid
Allstate Protection
Auto insurance - liability coverage	$8,413	$(7,535)
Auto insurance - physical damage coverage	5,088	(5,134)
Homeowners insurance	4,817	(4,714)
Total auto and homeowners insurance	18,318	(17,383)
Other personal lines	1,081	(1,055)
Commercial lines	545	(369)
Service Businesses	313	(325)
Discontinued Lines and Coverages	73	(91)
Unallocated loss adjustment expenses (“ULAE”)	2,479	(2,574)
Claims incurred and paid from before 2014	(68)	(398)
Other	37	(169)
Total	$22,778	$(22,364)

Incurred claims and claims expense represents the sum of paid losses and reserve changes in the calendar year. This expense includes losses from catastrophes of $2.86 billion, $3.23 billion and $2.57 billion in 2018, 2017 and 2016, respectively, net of recoverables. Catastrophes are an inherent risk of the property and casualty insurance business that have contributed to, and will continue to contribute to, material year-to-year fluctuations in the Company’s results of operations and financial position.
The Company calculates and records a single best reserve estimate for losses from catastrophes, in conformance with generally accepted actuarial standards. As a result, management believes that no other estimate is better than the recorded amount. Due to the uncertainties involved, including the factors described above, the ultimate cost of losses may vary materially from recorded amounts, which are based on management’s best estimates. Accordingly, management believes that it is not practical to develop a meaningful range for any such changes in losses incurred.
During 2018, incurred claims and claims expense related to prior years was primarily comprised of net decreases in auto reserves of $455 million, primarily related to a reduction in claim severity estimates for liability coverages, net increases in commercial lines of $108 million, net increases in Discontinued Lines and Coverages of $87 million, net increases in homeowners reserves of $14 million and a net decrease in other reserves of $9 million. Incurred claims and claims expense includes unfavorable catastrophe loss reestimates of $25 million, net of recoverables.
During 2017, incurred claims and claims expense related to prior years was primarily comprised of net decreases in auto and homeowners reserves of $490 million and $131 million, respectively, primarily related to a reduction in claim severity estimates for liability coverages, net increases in Discontinued Lines and Coverages of $96 million and net increases in other reserves of $22 million. Incurred claims and claims expense includes favorable catastrophe loss reestimates of $18 million, net of recoverables.
During 2016, incurred claims and claims expense related to prior years was primarily composed of net decreases in auto reserves of $155 million primarily due to claim severity development for bodily injury coverage that was better than expected, net decreases in homeowners reserves of $24 million due to favorable non-catastrophe reserve reestimates, net increases in other reserves of $57 million primarily due to unfavorable commercial business non-catastrophe losses, and net increases in Discontinued Lines and Coverages reserves of $105 million. Incurred claims and claims expense includes unfavorable catastrophe loss reestimates of $6 million, net of recoverables.
The following presents information about incurred and paid claims development as of December 31, 2018, net of recoverables, as well as the cumulative number of reported claims and the total of IBNR reserves plus expected development on reported claims included in the net incurred claims amounts. See Note 2 for the accounting policy and methodology for determining reserves for claims and claims expense, including both reported and IBNR claims. The cumulative number of reported claims is identified by coverage and excludes reported claims for industry pools and facilities where information is not available. The information about incurred and paid claims development for the 2014 to 2018 years, and the average annual percentage payout of incurred claims by age as of December 31, 2018, is presented as required supplementary information.
Auto insurance – liability coverage

($ in millions, except number of reported claims)	Incurred claims and allocated claim adjustment expenses, net of recoverables						IBNR reserves plus expected development on reported claims	Cumulative number of reported claims
	For the years ended December 31,					Prior year reserve reestimates	As of December 31, 2018
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident year	2014	2015	2016	2017	2018
2014	$7,727	$7,833	$7,797	$7,727	$7,661	$(66)	$471	2,195,241
2015	—	8,741	8,711	8,656	8,596	(60)	1,044	2,382,914
2016	—	—	9,007	8,811	8,711	(100)	1,873	2,396,876
2017	—	—	—	8,436	8,369	(67)	3,049	2,204,093
2018	—	—	—	—	8,706		5,484	2,075,655
				Total	$42,043	$(293)
Reconciliation to total prior year reserve reestimates recognized by line
Prior year reserve reestimates for pre-2014 accident years						(43)
Prior year reserve reestimates for ULAE						8
Other						(1)
Total prior year reserve reestimates						$(329)

	Cumulative paid claims and allocated claims adjustment expenses, net of recoverables
	For the years ended December 31,
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident year	2014	2015	2016	2017	2018
2014	$3,168	$5,308	$6,247	$6,813	$7,190
2015	—	3,518	5,828	6,872	7,552
2016	—	—	3,479	5,759	6,838
2017	—	—	—	3,143	5,320
2018	—	—	—	—	3,222
				Total	$30,122
All outstanding liabilities before 2014, net of recoverables					1,259
Liabilities for claims and claim adjustment expenses, net of recoverables					$13,180

Average annual percentage payout of incurred claims by age, net of recoverables, as of December 31, 2018
	1 year	2 years	3 years	4 years	5 years
Auto insurance – liability coverage	40.2%	27.3%	12.6%	8.0%	4.7%

Auto insurance – physical damage coverage

($ in millions, except number of reported claims)	Incurred claims and allocated claim adjustment expenses, net of recoverables						IBNR reserves plus expected development on reported claims	Cumulative number of reported claims
	For the years ended December 31,					Prior year reserve reestimates	As of December 31, 2018
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident year	2014	2015	2016	2017	2018
2014	$4,296	$4,284	$4,258	$4,261	$4,260	$(1)	$3	4,144,633
2015	—	4,646	4,675	4,663	4,654	(9)	6	4,389,912
2016	—	—	5,118	5,045	5,018	(27)	6	4,430,776
2017	—	—	—	5,111	5,029	(82)	1	4,232,605
2018	—	—	—	—	5,207		246	4,150,524
				Total	$24,168	$(119)
Reconciliation to total prior year reserve reestimates recognized by line
Prior year reserve reestimates for pre-2014 accident years						(3)
Prior year reserve reestimates for ULAE						(5)
Other						1
Total prior year reserve reestimates						$(126)

	Cumulative paid claims and allocated claims adjustment expenses, net of recoverables
	For the years ended December 31,
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident year	2014	2015	2016	2017	2018
2014	$4,137	$4,269	$4,261	$4,258	$4,257
2015	—	4,501	4,665	4,652	4,648
2016	—	—	4,881	5,024	5,012
2017	—	—	—	4,838	5,029
2018	—	—	—	—	4,960
				Total	$23,906
All outstanding liabilities before 2014, net of recoverables					9
Liabilities for claims and claim adjustment expenses, net of recoverables					$271

Average annual percentage payout of incurred claims by age, net of recoverables, as of December 31, 2018
	1 year	2 years	3 years	4 years	5 years
Auto insurance – physical damage coverage	96.9%	3.1%	(0.2)%	—%	—%

Homeowners insurance

($ in millions, except number of reported claims)	Incurred claims and allocated claim adjustment expenses, net of recoverables						IBNR reserves plus expected development on reported claims	Cumulative number of reported claims
	For the years ended December 31,					Prior year reserve reestimates	As of December 31, 2018
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident year	2014	2015	2016	2017	2018
2014	$3,589	$3,636	$3,640	$3,609	$3,599	$(10)	$52	765,329
2015	—	3,553	3,607	3,548	3,532	(16)	79	720,955
2016	—	—	3,952	3,987	3,949	(38)	147	812,785
2017	—	—	—	4,469	4,611	142	370	902,301
2018	—	—	—	—	4,739		1,256	743,408
				Total	$20,430	$78
Reconciliation to total prior year reserve reestimates recognized by line
Prior year reserve reestimates for pre-2014 accident years						(23)
Prior year reserve reestimates for ULAE						(50)
Other						9
Total prior year reserve reestimates						$14

	Cumulative paid claims and allocated claims adjustment expenses, net of recoverables
	For the years ended December 31,
	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Accident year	2014	2015	2016	2017	2018
2014	$2,729	$3,356	$3,472	$3,524	$3,547
2015	—	2,583	3,291	3,394	3,453
2016	—	—	2,942	3,672	3,802
2017	—	—	—	3,222	4,241
2018	—	—	—	—	3,483
				Total	$18,526
All outstanding liabilities before 2014, net of recoverables					140
Liabilities for claims and claim adjustment expenses, net of recoverables					$2,044

Average annual percentage payout of incurred claims by age, net of recoverables, as of December 31, 2018
	1 year	2 years	3 years	4 years	5 years
Homeowners insurance	74.7%	18.8%	2.9%	1.4%	0.7%

Reconciliation of the net incurred and paid claims development tables above to the reserve for property and casualty insurance claims and claims expense
($ in millions)	As of December 31, 2018
Net outstanding liabilities
Allstate Protection
Auto insurance - liability coverage	$13,180
Auto insurance - physical damage coverage	271
Homeowners insurance	2,044
Other personal lines	1,356
Commercial lines	766
Service Businesses	50
Discontinued Lines and Coverages (1)	1,315
ULAE	1,286
Net reserve for property and casualty insurance claims and claims expense	20,268

Recoverables
Allstate Protection
Auto insurance - liability coverage	5,829
Auto insurance - physical damage coverage	12
Homeowners insurance	472
Other personal lines	195
Commercial lines	53
Service Businesses	12
Discontinued Lines and Coverages	473
ULAE	109
Total recoverables	7,155
Gross reserve for property and casualty insurance claims and claims expense	$27,423

(1)
Discontinued Lines and Coverages includes business in run-off with a majority of the claims related to accident years more than 30 years ago. IBNR reserves represent $693 million of the total reserves as of December 31, 2018.

Management believes that the reserve for property and casualty insurance claims and claims expense, net of recoverables, is appropriately established in the aggregate and adequate to cover the ultimate net cost of reported and unreported claims arising from losses which had occurred by the date of the Consolidated Statements of Financial Position based on available facts, technology, laws and regulations.
Allstate’s reserves for asbestos claims were $866 million and $884 million, net of reinsurance recoverables of $400 million and $412 million, as of December 31, 2018 and 2017, respectively. Reserves for environmental claims were $170 million and $166 million, net of reinsurance recoverables of $39 million and $33 million, as of December 31, 2018 and 2017, respectively. For further discussion of asbestos and environmental reserves, see Note 14.